Business Combination - Schedule of Total Consideration for Acquisition (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 27, 2016	Aug. 31, 2016
Business Acquisition [Line Items]
Total amount	¥ 204,600
Attributable to cost of services provided by Mr. He as CEO		¥ 95,070
Total consideration for the acquisition	109,530
Education Group
Business Acquisition [Line Items]
Fair value of 7.41% interests of Education Group as of acquisition date (note 14)	150,000
Total amount	2,025,000
Mr. He
Business Acquisition [Line Items]
Attributable to cost of services provided by Mr. He as CEO	95,070
Time Education Group
Business Acquisition [Line Items]
Cash paid		¥ 54,600
Total amount	108,982
Total consideration for the acquisition	109,530
Time Education Group | Education Group
Business Acquisition [Line Items]
Cash paid	7,000
Time Education Group | Yang's Family
Business Acquisition [Line Items]
Cash paid	¥ 47,600